Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

Note 17:- RELATED PARTies TRANSACTIONS

a)	Transactions with Asseco and affiliated companies

During the years ended December 31, 2024, 2023 and 2022, Asseco provided back-office services, professional services and fixed assets to Sapiens’ wholly owned subsidiary, Sapiens Poland, in amounts totaling approximately $168, $165 and $181, respectively.

During the years ended December 31, 2024, 2023 and 2022, Sapiens Poland performed services as a sub-contractor on behalf of Asseco for clients of Asseco in total amounts of approximately $3,900, $3,500 and $2,900, respectively. For historical reasons, Asseco issues invoices to those clients and then Sapiens in turn invoices Asseco on a back-to-back basis (with no margin to Asseco).

As of December 31, 2024 and 2023 the Group had trade payable balances due from its transactions with Asseco, as detailed above, in amounts of $3,633 and $1,233, respectively. As of December 31, 2024 and 2023, the Group had trade receivables balances due from its transactions with Asseco, as detailed above, in amounts of approximately $823 and $1,008, respectively.

b)	Fees paid for board services in affiliates

Sapiens paid Formula director fees for the years ended December 31, 2024, 2023 and 2022, of approximately $32, $28 and $29, respectively, in respect of Mr. Guy Bernstein, Sapiens’ Chairman and Formula’s chief executive officer.

Matrix paid Formula director fees for the years ended December 31, 2024, 2023 and 2022, of approximately $29, $27 and $33, respectively, in respect of Mr. Guy Bernstein, Matrix’s Chairman and Formula’s chief executive officer.

c)	Compensation of key officers of the Company

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers and directors of the Company:

	Year ended December 31,
	2024	2023
Short-term employee benefits	$5,323	$4,204
Share-based compensation	7,031	7,197
	$12,354	$11,401

d)	Back-office services

During the years ended December 31, 2024, 2023 and 2022, Magic Software provided back-office services to Formula in amounts totaling approximately $303, $224 and $240, respectively.

e)	Other Transactions

The Group’s subsidiaries and affiliates engage from time to time with each other in non-material transactions, in the ordinary course of business, where the amounts involved, and the nature of the transactions, are not material for either of the parties. The Group believes that these transactions are made on an arms’ length basis upon terms and conditions no less favorable to the Group, its subsidiaries and affiliates, as it could obtain from unaffiliated third parties. If the Group engages with its subsidiaries and affiliates in transactions which are not in the ordinary course of business, the Group receives the approvals required under the Companies Law. These approvals include audit committee approval, board approval and, in certain circumstances, shareholder approval.